Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Maximum potential future payment for each type of guarantee
At December 31, 2013 the Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(in US$ millions)	December 31, 2013	December 31, 2012
Guarantees to customers of the Company’s own performance	530.0	530.0
Guarantee in favor of banks	103.4	157.4
Total	633.4	687.4